CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ 209,628	$ 32,896	¥ (2,051,224)	¥ (219,068)
Less: Net income (loss) from discontinued operations, net of tax	1,473,489	231,223	(1,022,790)	193,327
Net (loss)/Income from continuing operations	(1,263,861)	(198,327)	(1,028,434)	(412,395)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Share of net loss of equity investees	58	9	180	355
Fair value change of equity investments without readily determinable fair values under the measurement alternative	(58,643)	(9,202)	(18,687)	(14,155)
Deferred income tax			(828)	2,187
Change in fair value change of derivative liabilities	14,918	2,341
Impairment of long-term investments	10,691	1,678
Depreciation and amortization	191,365	30,030	157,495	150,151
Lease expense to reduce operating lease right-of -use assets	769,005	120,674	600,923	188,871
Share-based compensation	107,681	16,898	115,463	78,886
Accretion on secured bank borrowings and convertible senior notes held by third parties	81,290	12,756	13,461	6,457
Accretion on convertible senior notes held by a related party	5,949	934	7,876	1,818
Allowance for credit losses	64,366	10,100	112,142	88,263
Loss on disposal of property and equipment	10,386	1,630	21,624	4,154
Gain on disposal of long-term investments	(247,145)	(38,782)	(5,658)	(22)
Gain on disposal of the subsidiaries				(4,040)
Foreign exchange loss (gain)	(44,556)	(6,992)	8,243	4,375
Changes in operating assets and liabilities:
Accounts and notes receivable	(2,796,772)	(438,877)	3,107,415	(378,351)
Inventories	2,647	415	(4,510)	(2,754)
Prepayment and other current assets	(1,391,552)	(218,365)	393,718	189,272
Amounts due from related parties	57,211	8,978	(49,982)	(74,752)
Non-current deposits	3,850	604	(24,647)	(7,218)
Other non-current assets	11,166	1,752	16,584	(69,911)
Lease rental receivables-interest portion	(10,885)	(1,708)	(5,648)	(6,738)
Accounts and notes payable	2,697,827	423,348	(3,081,236)	488,196
Income tax payable	(13,963)	(2,191)	7,192	992
Customer advances and deposits and deferred revenue	17,672	2,773	70,235	(18,990)
Accrued expenses and other liabilities	1,626,075	255,167	311,243	22,601
Amounts due to related parties	(972)	(153)	(20,462)	(14,446)
Other non-current liabilities			(3,003)	1,425
Operating lease liabilities	(734,943)	(115,329)	(630,172)	(203,545)
Net cash generated from (used in) continuing operating activities	(891,135)	(139,839)	70,527	20,686
Net cash generated from (used in) discontinued operating activities	(1,912,826)	(300,164)	(301,762)	832,147
Net cash generated from (used in) operating activities	(2,803,961)	(440,003)	(231,235)	852,833
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(160,012)	(25,109)	(311,026)	(200,392)
Origination of lease rental and other financing receivables	(45,671)	(7,167)	(1,071,963)	(850,150)
Receipt of repayment on lease and other financing receivables- principal portion	1,165,834	182,945	876,230	697,380
Disposal of property and equipment and intangible assets	17,913	2,811	4,156	4,130
Cash paid for business acquisitions (net of cash acquired of RMB 5,176, RMB562 and nil for the years ended December 31, 2019, 2020 and 2021, respectively)	(1,749)	(274)	(12,628)	(14,817)
Acquisition of intangible assets	(19,355)	(3,037)	(35,940)	(4,711)
Disposal of long-term investments	354,018	55,553	26,896	450
Acquisition of long-term investments	(50,000)	(7,846)		(3,144)
Proceeds from disposal of subsidiaries (net of cash disposed of nil, nil and RMB 576,051 (US$ 90,395) for the years ended December 31, 2019, 2020 and 2021, respectively)	3,550,235	557,109		100
Proceeds from maturities of short-term investments	425,120	66,711	913,099	2,282,477
Purchase of short-term investments	(349,212)	(54,799)	(242,026)	(2,311,544)
Other investing activities, net	103,613	16,258	121,677	(205,727)
Net cash (used in) generated from continuing investing activities	4,990,734	783,155	268,475	(605,948)
Net cash used in discontinued investing activities	(448,016)	(70,303)	(1,141,408)	(1,306,534)
Net cash (used in) generated from investing activities	4,542,718	712,852	(872,933)	(1,912,482)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank loans	906,341	142,225	2,044,227	1,999,807
Proceeds from long-term bank loans	701,085	110,016	75,838
Repayment of short-term bank loans	(2,245,093)	(352,304)	(1,401,500)	(1,099,586)
Repayment of long-term bank loans	(2,797)	(439)
Proceeds from loan from a related party	600,000	94,153
Repayment of loan from a related party	(600,000)	(94,153)
Proceeds from issuance of series A preferred shares of a subsidiary, net of issuance cost	191,865	30,108
Proceeds from convertible senior notes held by a related party, net of issuance costs			1,061,421	687,677
Proceeds from convertible senior notes held by third parties, net of issuance costs				687,677
Purchase of capped calls				(159,138)
Proceeds from long-term borrowings, net of issuance costs	585,529	91,882	198,074	262,316
Principal repayment of long-term borrowings	(378,829)	(59,447)	(210,991)	(157,417)
Proceeds from other financing activities	2,440	383	2,024	1,054
Principal repayment of financing lease liabilities	(1,481)	(232)	(1,179)	(1,215)
Contributions from non-controlling interest shareholders	415	65		8,318
Proceeds from the exercise of share options	2,603	408	2,151	5,400
Repurchase of ordinary shares			(211,352)
Net cash generated from (used in) continuing financing activities	(237,922)	(37,335)	1,558,713	2,234,893
Net cash generated from discontinued financing activities	(337,838)	(53,014)	(10,529)	(223,081)
Net cash generated from (used in) financing activities	(575,760)	(90,349)	1,548,184	2,011,812
Exchange rate effect on cash, cash equivalents and restricted cash	(55,970)	(8,783)	(192,110)	5,644
Net increase in cash, cash equivalents and restricted cash	1,107,027	173,717	251,906	957,807
Cash, cash equivalents and restricted cash at the beginning of the year	4,209,121	660,503	3,957,215	2,999,408
Cash, cash equivalents and restricted cash at the end of the year	5,316,148	834,220	4,209,121	3,957,215
Supplemental disclosures of cash flow information:
Income taxes paid	2,693	17,161	15,760	16,249
Interest expense paid	23,907	152,348	47,353	36,106
Supplemental disclosures of non-cash investing and financing activities:
Purchase of property and equipment included in accrued expenses and other liabilities	4,636	29,545	40,530	36,890
Acquisition of property and equipment through financing leases	¥ 623	$ 3,972	4,279	3,435
Purchase consideration for business acquisitions included in accrued expenses and other liabilities			¥ 1,502	¥ 7,989